Components of Working Capital	12 Months Ended
Dec. 31, 2018
Components Of Working Capital [Abstract]
Components of Working Capital
11. COMPONENTS OF WORKING CAPITAL

A summary of accounts receivable, net is as follows:

	December 31,
thousands	2018	2017
Trade receivables, net	$221,328	$160,700
Other receivables, net	45	210
Total accounts receivable, net	$221,373	$160,910

A summary of other current assets is as follows:

	December 31,
thousands	2018	2017
NGLs inventory	$6,466	$10,958
Imbalance receivables	9,035	2,063
Prepaid insurance	1,972	2,388
Contract assets	5,399	—
Other	3,309	—
Total other current assets	$26,181	$15,409

A summary of accrued liabilities is as follows:

	December 31,
thousands	2018	2017
Accrued interest expense	$70,959	$40,632
Short-term asset retirement obligations	25,938	2,304
Short-term remediation and reclamation obligations	863	833
Income taxes payable	384	2,495
Contract liabilities	16,235	—
Other	13,495	1,635
Total accrued liabilities	$127,874	$47,899